RELATED PARTIES (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 08, 2021	Nov. 30, 2021	Nov. 30, 2022	Dec. 31, 2022
Related Party Transaction [Line Items]
Payments of sock issuance costs			$ 289,195
Repayments of related party debt			211,153
Due to related parties		75,000
General and administrative charge			100,000
Share price				$ 10.00
Working capital loans		0	0
Due from sponsor			$ 13,000
Maximum [Member]
Related Party Transaction [Line Items]
Share price			$ 10.00
Common Class B [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Common stock shares subject to forfeiture	281,250
Common Class A [Member]
Related Party Transaction [Line Items]
Sale of stock price per share	$ 12.00		11.50
Share price			$ 11.50
Sponsor [Member]
Related Party Transaction [Line Items]
Payments of sock issuance costs			$ 75,000
Repayments of related party debt			211,153
Sponsor fees			10,000
Sponsor [Member] | Maximum [Member] | Working Capital Loan [Member]
Related Party Transaction [Line Items]
Repayments of related party debt			$ 1,500,000
Sponsor [Member] | Maximum [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	$ 300,000
Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Number of shares issued, sale of transactions	2,156,250
Sale of stock, value	$ 25,000
Percentage of issued and outstanding shares	20.00%